Commitments and Contingencies (Details) - Schedule of Milestone Events and Financial Terms - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
The Funding Milestone [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone Amount		$ 1,550,000
First Clinical Trial [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone Description	The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial) (paid)	The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial). (paid)
Milestone Amount	$ 1,375,000	$ 1,375,000
First Licensed Product [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone Description	The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field	The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field
Milestone Amount	$ 5,000,000	$ 5,000,000
Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone Description		Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars ($20,000,000)
Milestone Amount		$ 1,500,000
Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars .Cumulative Net Sales of all Licensed Products in ex [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone Description		Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars ($50,000,000) Cumulative Net Sales of all Licensed Products in ex
Milestone Amount		$ 5,000,000
Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollar [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone Description		Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollars ($100,000,000)
Milestone Amount		$ 10,000,000